UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 800
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 800
Pasadena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2021 TO JUNE 30, 2022

REGISTRANT NAME: Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 22762
REPORTING PERIOD: 07/01/2021 - 06/30/2022
REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
ATHENE HOLDING LTD	ATH	04686J309	12/21/2021	Approve merger of AHL and Apollo Global Management	Issuer	Yes	For	For
ATHENE HOLDING LTD	ATH	04686J309	12/21/2021	Approve the adjournment of the AHL special general meeting to solicit additional proxies if needed	Issuer	Yes	For	For
ATHENE HOLDING LTD	ATH	04686J408	12/21/2021	Approve adjournment of the AHL special general meeting to solicit additional proxies if needed	Issuer	Yes	For	For
ATHENE HOLDING LTD	ATH	04686J408	12/21/2021	Approver merger of AHL and Apollo Global Management	Issuer	Yes	For	For
ATHENE HOLDING LTD	ATH	G0684D305	12/21/2021	Approve adjournment of AHL special general meeting to solicit additional proxies if needed	Issuer	Yes	For	For
ATHENE HOLDING LTD	ATH	G0684D305	12/21/2021	Approve merger of AHL and Apollo Global Management	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/12/2022	Approval of amendment to establish exclusive jurisdiction of federal courts for actions bought under the SEC Act of 1933	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/12/2022	Approval of company's compensation of its named executive officers	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/12/2022	Approve auditor	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/12/2022	Approve directors	Issuer	Yes	For	For
SIGNATURE BANK	SBNY	82669G203	4/27/2022	Approve continuation of company's share repurchase plan for up to $500 million	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	August 9, 2022

*Print the name and title of each signing officer under his or her signature.